SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
16.1 Stock options
The Group has a stock option plan (the "Plan") for its key employees, officers and consultants under which it has authorized the grant of options for the purchase of its common shares for a maximum of 10% of outstanding common shares.
The Board of Directors determines the stock option term, which shall be no more than 10 years. Under the terms of the plan, the exercise price of each option cannot be below the fair value of the common shares on the grant date. Unless otherwise determined by the Board of Directors, the options granted under the plan vest within four years, beginning on the first anniversary of the date of granting.
The following table summarizes the outstanding options as at December 31, 2023 and 2022 and changes during the years then ended:

	2023		2022
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		C$		C$
Outstanding, beginning of year	9,547,185	2.11	9,072,149	1.82
Granted	1,921,151	2.78	558,697	6.94
Exercised(a)	—	—	(45,121)	0.93
Forfeited	(708,753)	10.79	(38,540)	6.91
Outstanding, end of year	10,759,583	1.65	9,547,185	2.11
Exercisable, end of year	8,746,808	1.19	7,615,432	1.25
a. Stock options exercised during the year ended December 31, 2022 had a weighted average share price of C$3.42 at the date of exercise.
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.1 Stock options (continued)
The following table summarizes the information relating to stock options outstanding:

	As at December 31, 2023
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
C$0.93 (issued in 2018)	4,747,277	3.96	4,747,277
C$0.93 (issued in 2019)	3,664,907	5.76	3,664,907
C$6.90 (issued in 2020)	289,023	6.71	216,767
C$15.45 (issued in 2021)	26,389	7.65	13,195
C$23.02 (issued in 2021)	10,013	7.49	5,007
C$13.29 (issued in 2021)	14,600	7.94	7,300
C$6.92 (issued in 2022)	304,335	8.36	76,084
C$7.05 (issued in 2022)	65,083	8.38	16,271
C$2.75 (issued in 2023)	1,260,598	9.22	—
C$2.89 (issued in 2023)	377,358	9.70	—
	10,759,583		8,746,808

	As at December 31, 2022
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
C$0.93 (issued in 2018)	4,747,277	4.96	4,747,277
C$0.93 (issued in 2019)	3,664,907	6.76	2,649,930
C$6.90 (issued in 2020)	289,023	7.71	144,512
C$15.45 (issued in 2021)	26,389	8.65	6,597
C$23.02 (issued in 2021)	253,865	8.49	63,466
C$13.29 (issued in 2021)	14,600	8.94	3,650
C$6.92 (issued in 2022)	486,041	9.36	—
C$7.05 (issued in 2022)	65,083	9.38	—
	9,547,185		7,615,432
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.1 Stock options (continued)
For share options granted during the year ended December 31, 2023, the weighted average fair value of those options at the measurement date is $1,755,912 (December 31, 2022: $1,428,004). Stock options granted during the year ended December 31, 2023 had a weighted average fair value price of $0.91 at the date of the grant.
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the years ended December 31, 2023 and 2022:

	2023	2022
Expected dividends per share (C$)	—	—
Exercise price (C$)	2.78	6.94
Share price (C$)	2.78	6.94
Expected Volatility (%)	40%	40%
Risk-free interest rate (%)	3.19%	2.78%
Expected option life (years)	6.25	7.50
Compensation expense related to the share-based compensation was recognized in the consolidated statements of earnings (loss) and comprehensive loss as follows:

	2023	2022
	$	$
Administrative expenses	3,414,925	8,296,836
Selling expenses	240,720	2,765,645
	3,655,645	11,062,481
The expected volatility was determined by reference to historical data of comparable companies share prices over the expected life of the stock options.
16.2 Restricted share units
In June 2021, the Company approved a restricted share unit (“RSU”) plan for officers and other key employees of the Group. A RSU represents the right of an individual to receive one common share of the Company on the vesting date without any monetary consideration being paid to the Company. All RSUs vest within a maximum three-year vesting period and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares issued from treasury or purchased on the open market, at the Company’s option. RSUs are expected to be settled in common shares purchased on the open market.
Compensation cost for RSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award’s vesting period.
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.2 Restricted share units (continued)

	2023		2022
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of year	297,658	8.35	36,247	18.59
Granted	811,458	2.75	276,584	6.93
Forfeited	(211,876)	5.39	(15,173)	6.92
Outstanding, end of year	897,240	3.99	297,658	8.35
Vested, end of year	—	—	—	—

All RSUs have an average remaining contractual life of approximately 1.8 years as at December 31, 2023 (December 31, 2022 : 1.9 years).
Compensation expense related to the RSUs was recognized in the consolidated statements of earnings (loss) and comprehensive loss as follows:

	2023	2022
	$	$
Administrative expenses	680,938	399,812
Selling expenses	(49,443)	123,063
	631,495	522,875
The corresponding increase is recorded in contributed surplus. When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital. The Group elects to account for forfeitures as they occur and reverse compensation costs previously recognized in the period the award is forfeited.
16.3 Deferred share units
In June 2021, the Company approved a deferred share unit (“DSU”) plan for officers and other key employees of the Group. A DSU represents the right of an individual to receive one common share of the Company on the vesting date without any monetary consideration being paid to the Company. All DSUs vest on the date of the grant, except otherwise determined by the Board of Directors, and they can be settled in cash based on the Company’s share price on the vesting date, through the delivery of common shares issued from treasury or purchased on the open market, at the Company’s option or a combination of both.
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.3 Deferred share units (continued)
Compensation cost for DSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award’s vesting period.

	2023		2022
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of year	301,091	4.23	18,755	14.07
Granted	478,884	2.58	284,362	3.65
Settled	—	—	(2,026)	14.07
Outstanding, end of year	779,975	3.21	301,091	4.23
Vested, end of year	779,975	3.21	301,091	4.23
Compensation expense related to the DSUs was recognized in administrative expenses in the statements of consolidated earnings (loss) and comprehensive loss as follows with a corresponding increase in contributed surplus:

	2023	2022
	$	$
Administrative expenses	916,381	776,714
When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital.